Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Leases

12. Leases

Below shows the movements of right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of- use assets	Lease liabilities
	USD’000	USD’000
As of January 1, 2025 (audited)	164	196
Depreciation expense	(10)	—
Interest expense		6
Payment	—	(6)
Exchange adjustments	3	4
As of June 30, 2025 (unaudited)	157	200

The lease liabilities based on their maturity are as follows:

	As of December 31, 2024	As of June 30, 2025
	USD’000 (audited)	USD’000 (unaudited)
Analyzed into:
Within one year	17	18
In the second to fifth year, inclusive	63	60
Over fifth year	116	122
	196	200

Leases include prepaid land lease and lease of properties. Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings and tea garden are situated. The prepaid land lease’ terms are 26 to 30 years. The lease terms of properties are 5 to 10 years from inception.

13. Leases

Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2023	142	170
Inception of new lease	66	66
Depreciation expense	(20)	—
Interest expense	—	13
Payment	—	(29)
Exchange adjustments	(2)	(4)

As of 31/12/2023	186	216
Depreciation expense	(17)	—
Interest expense	—	13
Payment	—	(28)
Exchange adjustments	(5)	(5)
As of 31/12/2024	164	196

The lease liabilities based on their maturity are as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Analyzed into:
Within one year	16	17
In the second to fifth year, inclusive	70	63
Over fifth year	130	116
	216	196

Leases include prepaid land lease and lease of properties. Prepaid land lease represents the cost of the rights of the use of the land in respect of leasehold land in the PRC, on which the Group’s buildings and tea garden are situated. The prepaid land lease’ terms are 26 to 30 years. The lease terms of properties are 5 to 10 years from inception.